Provisions for Compensation and Penalty (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for Compensation and Penalty [Line Items]
Expenses	$ 328,615		$ 328,615		$ 328,615
Total amount of supplier	1,245,625		1,245,625
Estimate amount of financial statement			1,245,625
Provision for penalty	(1,458,857)			$ 1,245,625	$ 328,615
Settlement term			1 year	1 year
Provision for Compensation [Member]
Provisions for Compensation and Penalty [Line Items]
Provisions for compensation and penalty	328,615		$ 328,615	$ 328,615
Provision for Penalty [Member]
Provisions for Compensation and Penalty [Line Items]
Total amount of supplier	115,383
Provision for penalty	1,130,242		$ 1,245,625
Total amount of supplier	$ 1,245,625